STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS
STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS

NOTE 12. STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS

The Company accounts for share-based compensation stock options and restricted stock units, and non-employee stock warrants based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable, utilizing the Black-Scholes pricing model for stock options and warrants, and the closing price of our common stock on the grant date for restricted stock units. Unless otherwise provided for, the Company covers equity instrument exercises by issuing new shares.

Stock Warrants

On March 6, 2024, pursuant to the Adjustment terms of the September 2021 and the March 2022 Armistice Warrants as a result of the Inducement Letters, the Company issued an aggregate 2,418 warrants (the “Armistice Warrants”) consisting of (i) 1,934 warrants pursuant to the Adjustment terms under the September 2021 Armistice Warrant, and (ii) 484 warrants pursuant to the Adjustment terms of the March 2022 Armistice warrant. In addition, the Armistice Warrants include conditions where the warrant exercise price may be adjusted downward in the event securities instruments or exercise prices are subsequently issued or reduced, respectively, below the then current exercise prices of $1,485 per unit of the Armistice Warrants. Where the Inducement Letters stipulate a reduction in the warrant securities exercise prices below the Armistice Warrant exercise price of $1,485 per unit, the conditions of a downward adjustment were met reducing the Armistice Warrants exercise price permanently to $682 per unit. The additional issuance of the Armistice Warrants expire seven years from the date of the original issuance on September 28, 2021, and March 30, 2022, respectively. The difference with respect to the adjusted additional warrants is treated as a deemed dividend and a reduction in net income available to common stockholders of $23,270.

On March 6, 2024, pursuant to the Inducement letters, the exercise price for Common Stock Purchase Warrants issued on September 30, 2022, in relation to the PIPE Offering were permanently reduced to $682 per share. The difference with respect to the adjusted warrant exercise price is treated as a deemed dividend and a reduction in net income available to common stockholders.

In June 2024, the Company entered into a Warrant Inducement with a certain holder of its existing warrants to exercise for cash an aggregate of 9,382 shares of the Company’s common stock at a reduced exercise price of $297 per share. The value of the adjusted warrant exercise price of $341,297 was recorded as a reduction to Retained Earnings in conjunction with a deemed dividend of $1,455,805. The exercised warrants included warrants issued in the Amended and Restated common stock Purchase Warrants, with an initial exercise date of September 27, 2021, dated September 2022, the Amended and Restated Common Stock Purchase Warrants, with an initial exercise date of March 30, 2022, dated September 2022, and warrants issued under the Waiver agreement dated March 30, 2022. As part of the Warrant Inducement, the Company agreed to issue new unregistered warrants to purchase up to 18,763 shares of common stock. The warrants are exercisable upon the Company obtaining stockholder approval for purposes of complying with applicable Nasdaq rules with an exercise price of $297 per share. The warrants will expire five years following the issuance date. The total gross proceeds from the Warrant Inducement was $2,786,174 with net proceeds of $2,425,418 after deducting $360,756 in commissions and transaction costs.

Upon the close of the transaction, the Company issued the holder 5,184 of the 9,382 shares of common stock that were issuable upon exercise of the existing warrants. Due to the beneficial ownership limitation provisions in the inducement offer letter agreement, the remaining 4,198 shares were initially unissued, and reserved in abeyance with the Company’s transfer agent for the benefit of the holder until notice from the holder that the shares may be issued in compliance with the agreement. Upon notice from the holder on June 24, 2024, the Company issued 4,198 shares of common stock previously held in abeyance.

On June 4, 2024, pursuant to the Warrant Inducement, the exercise price for Common Stock Purchase Warrants issued on September 30, 2022, in relation to the 2022 PIPE Offering were permanently reduced to $297 per share. The difference with respect to the adjusted warrant exercise price is treated as a deemed dividend of $42,539 and a reduction in net income available to common stockholders.

In October 2024, the Company entered into a private investment in public equity offering (the “2024 PIPE Offering”) pursuant to a securities purchase agreement and registration rights agreement where the Company agreed to issue an aggregate of 202,470 units (the “Units”) at a purchase price of $40.50 per unit, each Unit consisting of one share of common stock, par value $0.00001 per share, of the Company, or one pre-funded warrant in lieu thereof, two Series A Warrants, each to purchase one share of common stock at an initial exercise price of $38 per share, and one Series B Warrant to purchase such number of common stock as will be determined on the Reset Date. The Series A Warrants also include a reset feature, where, on the Reset Date, the exercise price shall be adjusted to equal the lower of (i) the exercise price then in effect and (ii) the Reset Price determined as of the date of determination. Upon such reset of the exercise price pursuant to the Series A Warrant, the number of warrant shares issuable upon exercise of the Series A Warrant shall be increased such that the aggregate exercise price payable thereunder, after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price on the issuance date for the warrant shares then outstanding. In accordance with the terms of the Series A and Series B Warrant Agreements and determination of the Reset Exercise Price in effect at December 31, 2025, the issuance of 1,603,370 Series A Warrants and 640,864 Series B Warrants. Under the terms of the Warrant Agreements, at the conclusion of the Reset Period and final determination of the Reset Exercise Price on the Reset Date, January 15, 2025, additional Series A and Series B Warrants may be issued.

On October 18, 2024, the Company received exercise notices from various institutional investors at a weighted-average exercise price of approximately $47.30. In exchange for the issuance of 19,110 shares of common stock the Company received net proceeds of $902,541.

During December 2024, the Company received exercise notices from various institutional investors at a weighted-average exercise price of approximately $9.60. In exchange for the issuance of 162,129 shares of common stock the Company received net proceeds of $1,652,034.

On January 15, 2025, the Reset Date for the Series A Warrants issued in the 2024 PIPE Offering, the final determination of the Reset Exercise Price was determined to be $8.29 per share. Pursuant to the Reset Date and Reset Exercise Price, the exercise price for Series A Warrants in relation to the 2024 PIPE Offering, and the Common Stock Purchase Warrants issued on September 30, 2022, in relation to the 2022 PIPE Offering, were permanently reduced to $8.29 per share resulting in an additional 225,450 warrants issued to the remaining warrant holders. The difference with respect to the adjusted warrant exercise prices is treated as a deemed dividend and a reduction in net income available to common stockholders.

On April 11, 2024, pursuant to the terms and conditions of the Series A Warrants issued on October 9, 2024 in conjunction with the 2024 PIPE Offering, the Company evaluated the impact of the 1-for-10 reverse split of the Company’s common stock, or Share Combination Event, on Nasdaq. The terms of the Series A Warrant Agreement stipulate in the event of Share Combination Event, or reverse split, where the resulting closing share price is lower than the then Exercise Price, the Exercise Price will be reduced to the Floor Price determined in the Warrant Agreement of $7.60 per warrant. Following the Share Combination Event, the Exercise Price of the Series A Warrants was reduced to the Floor Price prescribed in the terms of the respective Warrant Agreement at $7.60 per share resulting in an additional 110,273 warrants issued to the remaining warrant holders. Further, should the resulting closing share price be below the Floor Price during a period of five trading days after the Share Combination Event, the calculated difference between the lowest volume-weighted-average price (“VWAP”) of the Company’s stock during the five-trading day period and the Floor Price of the then outstanding Series A Warrants outstanding shall be paid pro rata to the remaining holders of the warrants (the “True-up Payment”), not to exceed $1,640,000. The lowest VWAP during the trading period of $4.71 was determined to be below the Floor Price resulting in a True-up Payment due to the remaining holders of $1,640,000. The True-up Payment balance due was paid in full to the remaining holders in July 2025.

During the year ended December 31, 2025, the Company received exercise notices from various institutional investors at a weighted average exercise price of approximately $8.39. In exchange for the issuance of 579,219 shares of common stock, the Company received net proceeds of $3,680,411.

On December 29, 2025, the Company entered into a private investment in public equity offering (the “2025 PIPE Offering”) pursuant to a securities purchase agreement and registration rights agreement where the Company agreed to issue an aggregate of 370,000 share of common stock at a purchase price of $1.55 per share, 920,324 pre-funded warrants to purchase shares of its common stock at $1.55 per share, 1,290,324 Series C Warrants, each to purchase one share of common stock at an initial exercise price of $1.30 per share, and 1,290,324 Series D Warrants to purchase one share of common stock at $1.30. The Company also issued 96,774 Placement Agent Warrants, each to purchase one share of common stock at $1.94. The aggregate net proceeds received by the Company from the offering were $1.7 million, net of commissions and offering expenses.

The rights and privileges of the 2025 PIPE Offering Pre-funded Warrants are set forth in the warrant agreement between the Company and each of the respective warrant holders. The 2025 PIPE Offering Pre-funded Warrants are exercisable at the option of the warrant holder at any time and do not expire. However, as set forth in the warrant agreements with each holder, the number of pre-funded warrants that may be exercised at any given time may be limited if, upon exercise, the warrant holder and any of its affiliates would beneficially own more than 9.99% of the Company’s common stock, or have voting power of more than 9.99% of the Company’s common stock. The 2025 PIPE Offering Pre-funded Warrants do not provide any of the rights or privileges provided by the Company’s common stock, including any voting rights, until the pre-funded warrants are exercised and settled in underlying shares of common stock.

The Company evaluated the 2025 PIPE Offering Pre-funded Warrants and concluded the warrants are indexed to the Company’s common stock, meet the criteria to be classified as equity and are not subject to remeasurement. The proceeds received from the issuance of the pre-funded warrants were recorded as additional paid-in capital. The Company issued 920,324 shares of common stock upon the exercise of 2025 PIPE Offering Pre-funded Warrants during the three months ended March 31, 2026. As of March 31, 2026, 96,774 of the 2025 PIPE Offering Placement Agent Warrants remained outstanding.

The fair values of stock warrants granted during the three months ended March 31, 2026 and 2025, were determined using the Monte Carlo simulation and Black-Scholes option pricing models based on the following assumptions:

	March 31, 2026	March 31, 2025
Exercise price	$1.30 - 8.29	$8.29
Dividend yield	0%	0%
Volatility	143 - 207%	146%
Risk-free interest rate	4.09 - 5.04%	4.45%
Expected life (years)	1.9 - 5.8	4.5

The following table summarizes the changes in the Company’s outstanding warrants during the three-month period ended March 31, 2026:

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2025	4,938,062	$1.30-1,485.00	3.9	$3.30	$-
Warrants granted	-	-	-	-	-
Warrants exercised	(920,324)	1.55	4.8	1.55	-
Warrants expired	-	-	-	2,163.68	-
Balance at March 31, 2026	4,017,738	$1.30 - 1,485.00	3.4	$3.70	$-

The following table summarizes the changes in the Company’s outstanding warrants during the three-month period ended March 31, 2025:

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2024	1,563,182	$9.60 – 4,675.00	4.8	$10.40	$-
Warrants granted	245,960	8.29	4.5	8.29	-
Warrants exercised	(579,219)	8.29-9.60	4.5	8.39	-
Warrants expired	-	-	-	-	-
Balance at March 31, 2025	1,229,923	$8.29-4,675.00	4.5	$9.31	$-

Share-Based Compensation

On October 24, 2019, the Company’s 2019 Equity Incentive Plan (the “Plan”) went effective authorizing 1,167 shares of Company common stock for equity awards to employees, directors or consultants. The Plan was approved by the Company’s Board of Directors and the holders of a majority of the Company’s voting stock on September 9, 2019. In January 2022, the stockholders approved and ratified an amendment to increase the shares authorized under the Plan to 1,576. In June 2024, the stockholders approved and ratified an amendment to increase the shares authorized under the Plan to 3,182. On July 17, 2025, the Company’s stockholders approved and ratified an amendment to increase the number of shares authorized under the 2019 Equity Incentive Plan to 350,000 shares. On February 1, 2026, the number of shares authorized under the 2019 Equity Incentive Plan increased by 94,312 shares, or 5% of the outstanding shares of the Company on December 31, 2025, for a total of 444,312 shares authorized.

The Company generally recognizes share-based compensation expense on the grant date or over the period of vesting or period that services will be provided.

Stock Options

As of March 31, 2026, and December 31, 2025, the Company had granted stock options to acquire 1,210 shares of common stock under the Plan. As of March 31, 2026, the Plan had 1,190 vested options and 20 non-vested options. As of December 31, 2025, the Plan had 1,176 vested options and 34 non-vested options. The stock options are held by our officers, directors, employees, and certain key consultants.

For the three months ended March 31, 2026, and 2025, the Company recorded $7,243 and $124,154, respectively, of share-based compensation expense related to stock options. Unrecognized compensation expense as of March 31, 2026, was $12,172 which will be recognized over a weighted average period of 6.0 months.

During the three-month period ended March 31, 2026, the Company did not grant any stock options to directors, officers, employees or other third-parties.

The following table summarizes the changes in the Company’s outstanding stock options during the three-month period ended March 31, 2026:

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balance at December 31, 2025	1,210	$528.00-10,230.00	4.6	$2,170.91	$-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Expired/Forfeited	-	-	-	-	-
Balance at March 31, 2026	1,210	$528.00-10,230.00	4.2	$2,170.91	$-

Exercisable at March 31, 2026	1,190	$528.00-10,230.00	4.6	$2,145.34	$-

The following table summarizes the changes in the Company’s outstanding stock options during the three-month period ended March 31, 2025:

			Weighted
	Options Outstanding	Exercise Price	Average Remaining	Weighted Average	Aggregate
	Number of	Per	Contractual Life	Exercise	Intrinsic
	Shares	Share	(Years)	Price	Value
Balance at December 31, 2024	1,323	$528.00-10,230.00	4.9	$2,178.70	$-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Expired/Forfeited
Balance at March 31, 2025	1,323	$528.00-10,230.00	4.7	$2,178.70	-

Exercisable at March 31, 2025	1,120	$528.00-10,230.00	4.8	2,204.13	-

Restricted Stock Units

The Plan provides for the grant of RSUs. RSUs are settled in shares of the Company’s common stock as the RSUs become vested. During the three months ended March 31, 2026 and 2025, the Company granted no service based RSUs to directors, executive officers or employees. During the three months ended March 31, 2024, 105 shares of the Company’s common stock were vested and common shares issued. Unvested RSUs granted in 2023 vest in January 2026.

For both the three months ended March 31, 2026, and 2025, the Company recorded zero and $15,524 in stock-based compensation expense related to RSUs, respectively.

Executive Officers Stock Options and RSUs

The Company had 934 vested and 19 unvested outstanding executive officer stock options exercisable at $528 to $2,552 per share with a weighted average remaining contractual life of 4.95 years as of March 31, 2026, and 953 vested and 31 unvested outstanding executive stock options exercisable at $528 to $2,552 per share with a weighted average remaining contractual life of 5.2 years as of December 31, 2025. The Company had no vested or unvested RSUs granted to executive officers as of March 31, 2026, and December 31, 2025, respectively.

NOTE 12. STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS

The Company accounts for share-based compensation stock options and restricted stock units, and non-employee stock warrants based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable, utilizing the Black-Scholes pricing model for stock options and warrants, and the closing price of our common stock on the grant date for restricted stock units. Unless otherwise provided for, the Company covers equity instrument exercises by issuing new shares.

Stock Warrants

On March 6, 2024, pursuant to the Adjustment terms of the September 2021 and the March 2022 Armistice Warrants as a result of the Inducement Letters, the Company issued an aggregate 2,418 warrants (the “Armistice Warrants”) consisting of (i) 1,934 warrants pursuant to the Adjustment terms under the September 2021 Armistice Warrant, and (ii) 484 warrants pursuant to the Adjustment terms of the March 2022 Armistice warrant. In addition, the Armistice Warrants include conditions where the warrant exercise price may be adjusted downward in the event securities instruments or exercise prices are subsequently issued or reduced, respectively, below the then current exercise prices of $1,485 per unit of the Armistice Warrants. Where the Inducement Letters stipulate a reduction in the warrant securities exercise prices below the Armistice Warrant exercise price of $1,485 per unit, the conditions of a downward adjustment were met reducing the Armistice Warrants exercise price permanently to $682 per unit. The additional issuance of the Armistice Warrants expire seven years from the date of the original issuance on September 28, 2021, and March 30, 2022, respectively. The difference with respect to the adjusted additional warrants is treated as a deemed dividend and a reduction in net income available to common stockholders of $23,270.

On March 6, 2024, pursuant to the Inducement letters, the exercise price for Common Stock Purchase Warrants issued on September 30, 2022, in relation to the PIPE Offering were permanently reduced to $682 per share. The difference with respect to the adjusted warrant exercise price is treated as a deemed dividend and a reduction in net income available to common stockholders.

In June 2024, the Company entered into a Warrant Inducement with a certain holder of its existing warrants to exercise for cash an aggregate of 9,382 shares of the Company’s common stock at a reduced exercise price of $297 per share. The value of the adjusted warrant exercise price of $341,297 was recorded as a reduction to Retained Earnings in conjunction with a deemed dividend of $1,455,805. The exercised warrants included warrants issued in the Amended and Restated common stock Purchase Warrants, with an initial exercise date of September 27, 2021, dated September 2022, the Amended and Restated Common Stock Purchase Warrants, with an initial exercise date of March 30, 2022, dated September 2022, and warrants issued under the Waiver agreement dated March 30, 2022. As part of the Warrant Inducement, the Company agreed to issue new unregistered warrants to purchase up to 18,763 shares of common stock. The warrants are exercisable upon the Company obtaining stockholder approval for purposes of complying with applicable Nasdaq rules with an exercise price of $297 per share. The warrants will expire five years following the issuance date. The total gross proceeds from the Warrant Inducement was $2,786,174 with net proceeds of $2,425,418 after deducting $360,756 in commissions and transaction costs.

Upon the close of the transaction, the Company issued the holder 5,184 of the 9,382 shares of common stock that were issuable upon exercise of the existing warrants. Due to the beneficial ownership limitation provisions in the inducement offer letter agreement, the remaining 4,198 shares were initially unissued, and reserved in abeyance with the Company’s transfer agent for the benefit of the holder until notice from the holder that the shares may be issued in compliance with the agreement. Upon notice from the holder on June 24, 2024, the Company issued 4,198 shares of common stock previously held in abeyance.

On June 4, 2024, pursuant to the Warrant Inducement, the exercise price for Common Stock Purchase Warrants issued on September 30, 2022, in relation to the 2022 PIPE Offering were permanently reduced to $297 per share. The difference with respect to the adjusted warrant exercise price is treated as a deemed dividend of $42,539 and a reduction in net income available to common stockholders.

In October 2024, the Company entered into a private investment in public equity offering (the “PIPE 2024 Offering”) pursuant to a securities purchase agreement and registration rights agreement where the Company agreed to issue an aggregate of 202,470 units (the “Units”) at a purchase price of $40.50 per unit, each Unit consisting of one share of common stock, par value $0.00001 per share, of the Company, or one pre-funded warrant in lieu thereof, two Series A Warrants, each to purchase one share of common stock at an initial exercise price of $38 per share, and one Series B Warrant to purchase such number of common stock as will be determined on the Reset Date. The Series A Warrants also include a reset feature, where, on the Reset Date, the exercise price shall be adjusted to equal the lower of (i) the exercise price then in effect and (ii) the Reset Price determined as of the date of determination. Upon such reset of the exercise price pursuant to the Series A Warrant, the number of warrant shares issuable upon exercise of the Series A Warrant shall be increased such that the aggregate exercise price payable thereunder, after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price on the issuance date for the warrant shares then outstanding. In accordance with the terms of the Series A and Series B Warrant Agreements and determination of the Reset Exercise Price in effect at December 31, 2025, the issuance of 1,603,370 Series A Warrants and 640,864 Series B Warrants. Under the terms of the Warrant Agreements, at the conclusion of the Reset Period and final determination of the Reset Exercise Price on the Reset Date, January 15, 2025, additional Series A and Series B Warrants may be issued.

On October 18, 2024, the Company received exercise notices from various institutional investors at a weighted-average exercise price of approximately $47.30. In exchange for the issuance of 19,110 shares of common stock the Company received net proceeds of $902,541.

During December 2024, the Company received exercise notices from various institutional investors at a weighted-average exercise price of approximately $9.60. In exchange for the issuance of 162,129 shares of common stock the Company received net proceeds of $1,652,034.

On January 15, 2025, the Reset Date for the Series A Warrants issued in the 2024 PIPE Offering, the final determination of the Reset Exercise Price was determined to be $8.29 per share. Pursuant to the Reset Date and Reset Exercise Price, the exercise price for Series A Warrants in relation to the 2024 PIPE Offering, and the Common Stock Purchase Warrants issued on September 30, 2022, in relation to the 2022 PIPE Offering, were permanently reduced to $8.29 per share resulting in an additional 225,450 warrants issued to the remaining warrant holders. The difference with respect to the adjusted warrant exercise prices is treated as a deemed dividend and a reduction in net income available to common stockholders.

On April 11, 2024, pursuant to the terms and conditions of the Series A Warrants issued on October 9, 2024 in conjunction with the 2024 PIPE Offering, the Company evaluated the impact of the 1-for-10 reverse split of the Company’s common stock, or Share Combination Event, on Nasdaq. The terms of the Series A Warrant Agreement stipulate in the event of Share Combination Event, or reverse split, where the resulting closing share price is lower than the then Exercise Price, the Exercise Price will be reduced to the Floor Price determined in the Warrant Agreement of $7.60 per warrant. Following the Share Combination Event, the Exercise Price of the Series A Warrants was reduced to the Floor Price prescribed in the terms of the respective Warrant Agreement at $7.60 per share resulting in an additional 110,273 warrants issued to the remaining warrant holders. Further, should the resulting closing share price be below the Floor Price during a period of five trading days after the Share Combination Event, the calculated difference between the lowest volume-weighted-average price (“VWAP”) of the Company’s stock during the five-trading day period and the Floor Price of the then outstanding Series A Warrants outstanding shall be paid pro rata to the remaining holders of the warrants (the “True-up Payment”), not to exceed $1,640,000. The lowest VWAP during the trading period of $4.71 was determined to be below the Floor Price resulting in a True-up Payment due to the remaining holders of $1,640,000. The True-up Payment balance due was paid in full to the remaining holders in July 2025.

During the year ended December 31, 2025, the Company received exercise notices from various institutional investors at a weighted average exercise price of approximately $8.39. In exchange for the issuance of 579,219 shares of common stock, the Company received net proceeds of $3,680,411.

On December 29, 2025, the Company entered into a private investment in public equity offering (the “PIPE 2025 Offering”) pursuant to a securities purchase agreement and registration rights agreement where the Company agreed to issue an aggregate of 370,000 share of common stock at a purchase price of $1.55 per share, 920,324 pre-funded warrants to purchase shares of its common stock at $1.55 per share, 1,290,324 Series C Warrants, each to purchase one share of common stock at an initial exercise price of $1.30 per share, and 1,290,324 Series D Warrants to purchase one share of common stock at $1.30. The aggregate net proceeds received by the Company from the offering were $1.7 million, net of commissions and offering expenses.

The rights and privileges of the PIPE 2025 Offering Pre-funded Warrants are set forth in the warrant agreement between the Company and each of the respective warrant holders. The PIPE 2025 Offering Pre-funded Warrants are exercisable at the option of the warrant holder at any time and do not expire. However, as set forth in the warrant agreements with each holder, the number of pre-funded warrants that may be exercised at any given time may be limited if, upon exercise, the warrant holder and any of its affiliates would beneficially own more than 9.99% of the Company’s common stock, or have voting power of more than 9.99% of the Company's common stock. The PIPE 2025 Offering Pre-funded Warrants do not provide any of the rights or privileges provided by the Company's common stock, including any voting rights, until the pre-funded warrants are exercised and settled in underlying shares of common stock.

The Company evaluated the PIPE 2025 Offering Pre-funded Warrants and concluded the warrants are indexed to the Company's common stock, meet the criteria to be classified as equity and are not subject to remeasurement. The proceeds received from the issuance of the pre-funded warrants were recorded as additional paid-in capital. There were no exercises of PIPE 2025 Offering Pre-funded Warrants during the year ended December 31, 2025.

The fair values of stock warrants granted were determined using the Monte Carlo simulation and Black-Scholes option pricing models based on the following assumptions:

	December 31, 2025	December 31, 2024
Exercise price	$1.30-8.29	$38.00-682.00
Dividend yield	0%	0%
Volatility	155-175%	147-173%
Risk-free interest rate	3.59-4.36%	3.91-4.50%
Expected life (years)	2.0-5.0	2.3-5.3

The following table summarizes the changes in the Company’s outstanding warrants:

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2024	1,563,182	$9.60 – 4,675.00	4.8	$10.40	$-
Warrants granted	3,954,151	$1.30 – 8.29	3.9	$1.97	$-
Warrants exercised	(579,219)	$8.29 – 9.60	-	$8.39	$-
Warrants expired/forfeited	(52)	1,650.00-4,675.00	-	$2,163.68	$-
Balance at December 31, 2025	4,938,062	$1.30 – 1,485.00	3.9	3.30	$-

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2023	9,642	$1,485.00-5,841.00	4.6	$1,716.00	$-
Warrants granted	2,426,413	9.60-297.00		11.50	$-
Warrants exercised	(872,873)	9.60-297.00	4.8	17.10	$-
Warrants expired	-	-		-	$-
Balance at December 31, 2024	1,563,182		4.8	10.40	$-

Share-Based Compensation

On October 24, 2019, the Company’s 2019 Equity Incentive Plan (the “Plan”) went effective authorizing 1,167 shares of Company common stock for equity awards to employees, directors or consultants. The Plan was approved by the Company’s Board of Directors and the holders of a majority of the Company’s voting stock on September 9, 2019. In January 2022, the stockholders approved and ratified an amendment to increase the shares authorized under the Plan to 1,576. In June 2024, the stockholders approved and ratified an amendment to increase the shares authorized under the Plan to 3,182. On July 17, 2025, the Company’s stockholders approved and ratified an amendment to increase the number of shares authorized under the 2019 Equity Incentive Plan to 350,000 shares.

The Company generally recognizes share-based compensation expense on the grant date and over the period of vesting or period that services will be provided.

Stock Options

As of December 31, 2025, and December 31, 2024, the Company has stock options granted and outstanding to acquire 1,210 and 1,323 shares of common stock under the Plan, respectively. As of December 31, 2025, the Plan had 1,176 vested options and 34 non-vested options. As of December 31, 2024, the Plan had 1,048 vested options and 275 non-vested options. The stock options are held by our officers, directors, employees, and certain key consultants.

For the years ended December 31, 2025, and 2024, the Company recorded in stock-based compensation expense $423,337 and $667,617, respectively, of share-based compensation related to stock options. The unrecognized compensation expense as of December 31, 2025, was $119,143 which will be recognized over a weighted average period of 4.8 months.

During the year ended December 31, 2025, the Company did not grant any stock options to directors, officers, employees or other third parties.

The following tables summarize the changes in the Company’s outstanding stock options:

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2024	1,323	$528.00-10,230.00	4.9	$2,178.70	-
Options granted	-	-	-	-	-
Options exercised	-	-	-	-	-
Options cancelled	-	-	-	-	-
Options expired/forfeited	(113)	748.00-3,366.00	-	2,110.55	-
Balance at December 31, 2025	1,210	$528.00-10,230.00	4.5	$2,170.91	-

Exercisable at December 31, 2025	1,210	$528.00-10,230.00	4.6	$2,189.63	-

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2023	1,541	$528.00-10,230.00	5.7	$2,211.00	-
Options granted	-	-	-	-	-
Options exercised	-	-	-	-	-
Options cancelled	-	-	-	-	-
Options expired/forfeited	(218)	-	-	2,591.50	-
Balance at December 31, 2024	1,323	$528.00-10,230.00	4.9	$2,178.70	-

Exercisable at December 31, 2024	1,323	$528.00-10,230.00	5.0	$2,221.70	-

Restricted Stock Units

The Plan provides for the grant of RSUs. RSUs are settled in shares of the Company’s common stock as the RSUs become vested. During the year ended December 31, 2025 and 2024, the Company granted no service based RSUs to executive officers and employees and no service based RSUs to directors.

The following table summarizes RSU activity under the Plan:

	RSUs	Weighted Average Grant Date Fair Value Per Share	Weighted Average Vesting Period (Years)
Unvested at December 31, 2023	194	$2,068.00	1.7
Granted	-	-	-
Vested	(104)	2,387.00
Unvested at December 31, 2024	90	$1,683.00	1.0
Granted	-	-	-
Vested	-		-
Expired/forfeited	(90)	1,683.00	-
Unvested at December 31, 2025	-	-	-

For the years ended December 31, 2025, and 2024, the Company recorded in stock-based compensation expense $62,095 of RSU based compensation.

Executive Officers Stock Options and RSUs

The Company had 953 vested and 31 unvested outstanding executive officers stock options exercisable at $528 to $2,552 per share with a weighted average remaining contractual life of 5.2 years as of December 31, 2025, and 701 vested and 251 unvested outstanding executive officers stock options exercisable at $528 to $2,552 per share with a weighted average remaining contractual life of 6.2 years as of December 31, 2024. The Company had no vested or unvested RSUs granted to executive officers as of December 31, 2025. The Company had no vested and 90 unvested RSUs granted to executive officers as of December 31, 2024, with a remaining weighted average vesting period of 12 months.